Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 8: – ACCOUNTS PAYABLE

	December 31
	2025	2024
	USD in thousands

Deferred Grants	-	42
NLS advance payment **	-	400
Employees and payroll accruals *	251	163
	251	605

*)	Includes a bonus in the amount of USD $100 and $82 thousand in respect of a liability to related parties, for the years ended on December 31, 2025 and 2024, respectively.
**)	During 2024, the Company received an advance of $400 thousand from NLS Pharmaceutics Ltd. (“NLS”) to fund shared transaction costs related to the merger. Upon the closing of the merger in 2025, the outstanding balance of this current account was settled as part of the transaction, and the intercompany balance was eliminated in the consolidated financial statements.